Other Income and Other Expenses - Summary of Other Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income and other expenses [Line Items]
Gain from equity method	$ 0	$ 6,634	$ 0	$ 0	$ 171,147
Income from disposal of tangible assets	1,121	91	4,682	0	7,202
Reversal of allowance for bad debts	13,825	0	136,111	0	753,200
Miscellaneous	1,212	11,293	57,158	5,197,964	0
Dividend income	1,319	833		1,839	0
Total other income	$ 17,477	$ 18,851	198,778	$ 5,199,803	$ 589,255
Previously Reported [Member]
Other income and other expenses [Line Items]
Dividend income			$ 827